Plant and Equipment - Schedule of property and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Mar. 31, 2025
Property, Plant and Equipment [Line Items]
Total	$ 797,931	$ 417,507
Accumulated depreciation	(328,606)	(214,659)
Net carrying value	469,325	202,848
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	634,888	312,231
Land [Member]
Property, Plant and Equipment [Line Items]
Total	8,367	2,244
Building [Member]
Property, Plant and Equipment [Line Items]
Total	$ 154,676	$ 103,032